Short-Term Debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term debt	$ 180,000	$ 130,000
Unused Credit Lines Amount	217,153
Unused Credit Lines Amount, Expired Amount	$ 23,000
Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.32%	0.32%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	0.45%	0.45%